Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 4,131,100	$ 1,470,500
Cost of revenue	164,900	54,500
Gross profit	3,966,200	1,416,000
Research and development	9,715,700	13,633,100
Sales and marketing	1,279,600	625,900
General and administration	8,878,700	10,345,600
Depreciation	59,600	58,700
Loss from operation costs	(15,967,400)	(23,247,300)
Interest expense	(39,429,100)	(2,038,700)
Change in fair value of derivative liabilities	(2,791,600)	75,809,900
Income/(loss) from operations before income taxes	(58,188,100)	50,523,900
Income tax expense	1,100	200
Net profit/(loss)	$ (58,189,200)	$ 50,523,700